RETIREMENT PLAN	12 Months Ended
Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
RETIREMENT PLAN

NOTE 21. RETIREMENT PLAN

On July 1, 2006, the Company adopted a qualified 401(k) plan which provides retirement benefits for all of its eligible employees. Under the plan, employees become eligible to participate at the first entry date, provided they are at least 21 years of age. The participants may elect through salary reduction to contribute up to ceilings established in the Internal Revenue Code. The Company will match 100% of the first six percent of employee contributions. In addition, the Company may make discretionary contributions to the Plan as determined by the Board of Directors. Employees are immediately vested in all salary reduction contributions. Rights to benefits provided by the Company’s discretionary and matching contributions vest 100% after the first year of service for all employees hired before January 1, 2010. For employees hired after December 31, 2009, matching contributions vest over a three-year period, one-third per year. There were no payments for 401(k) matching in the year ended December 31, 2020, and there were $37,000 in payments for 401(k) matching for the year ended December 31, 2019. Payments for 401(k) matching are recorded under “Research, development and manufacturing operations” expense and “Selling, general and administrative” expense in the Consolidated Statements of Operations.